OPERATIONS - Acquisition of part of Oi UPI Mobile Assets (Details)		12 Months Ended
	Apr. 20, 2022 BRL (R$) Clients	Dec. 31, 2022 BRL (R$)	Dec. 31, 2023 BRL (R$)
Business combination
Payment amount subject to achievement of certain targets for migrating customer bases and frequencies	R$ 110,205
Oi UPI Mobile Assets
Business combination
Percentage of amount withheld	10.00%
Restatement percentage of CDI from acquisition date	100.00%
Severance costs	R$ 8,333	R$ 15,000
Net present value of the take-or-pay data transmission capacity contract	R$ 179,000
Company's share in UPI Mobile Assets, number of clients | Clients	12.5
Percentage of Company's share of total customer base of UPI Mobile Assets	30.00%
Company's share in spectrum (licenses), percentage of UPI Mobile Assets' radiofrequency	46.00%
Percentage of Company's share in number of mobile access sites of UPI Mobile Assets' sites	19.00%
Withheld amount for price adjustment			R$ 488,458,000
Garliava | Oi UPI Mobile Assets
Business combination
Payment for transition services to be provided	R$ 147,551
Term of transition services to be provided	12 months
Payment term of term of take-or-pay data transmission capacity contract	10 years